Share Capital (Details) - Schedule of the company’s stock options outstanding - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule Of The Company SStock Options Outstanding Abstract
Options, Options outstanding, beginning of year	5,272,294	3,572,084
Weighted average exercise price, Options outstanding, beginning of year	$ 1.42	$ 0.66
Options, Granted	3,107,501	2,390,627
Weighted average exercise price, Granted	$ 4.1	$ 2.31
Options, Exercised	(1,016,439)	(590,000)
Weighted average exercise price, Exercised	$ 1.51	$ 0.6
Options, Forfeited/expired	(127,708)	(100,417)
Weighted average exercise price, Forfeited/expired	$ 3.6	$ 0.54
Options, Options outstanding, end of year	7,235,648	5,272,294
Weighted average exercise price, Options outstanding, end of year	$ 2.53	$ 1.42
Options, Options exercisable, end of year	4,928,147	4,515,210
Weighted average exercise price, Options exercisable, end of year	$ 1.79	$ 1.23